NET INCOME PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME PER ORDINARY SHARE
Calculation of basic and diluted net income per ordinary share

	For the Year Ended
	December 31,
	2018	2019	2020
Numerator:
Net income/(loss) attributable to Sogou Inc.	$98,781	$89,105	$(108,221)
Numerator for net income/(loss) per ordinary share—basic and diluted	$98,781	$89,105	$(108,221)
Denominator
Weighted average number of ordinary shares outstanding—basic	388,731	389,797	385,365
Incremental shares from treasury stock method	7,167	5,436	—
Weighted average number of ordinary shares outstanding—diluted	395,898	395,233	385,365
Net income/(loss) per ordinary share—basic	$0.25	$0.23	$(0.28)
Net income/(loss) per ordinary share—diluted	$0.25	$0.23	$(0.28)